TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 42	SFr 997
Weighted-average life, in years		10 years 8 months 12 days	8 years 10 months 24 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		2.40%	2.00%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	0.70%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		4.90%	5.70%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	3.40%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 42	SFr 975
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		0	22
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 1,300	SFr 1,018
Weighted-average life, in years		6 years 8 months 12 days	8 years 7 months 7 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		8.10%	4.50%
Cash flow discount rate (rate per annum), in % (as a percent)		1.40%	1.70%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	0.50%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		24.40%	27.70%
Cash flow discount rate (rate per annum), in % (as a percent)		18.60%	13.60%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	12.50%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 1,228	SFr 826
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 71	SFr 192